Leases (Details) - Schedule of group’s lease liabilities are guaranteed by the lessor’s title to the leased assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of group’s lease liabilities are guaranteed by the lessor’s title to the leased assets [Abstract]
Non-current	$ 21,894	$ 26,537
Current	9,853	10,262
Total	$ 31,747	$ 36,799	$ 29,794